Supplement dated March 15, 2018
to the Prospectus and Statement of Additional Information (the SAI), each as supplemented, of the following fund
(the Fund):
Fund	Document Dated
Columbia Funds Variable Series Trust II
Variable Portfolio (VP) – Columbia Wanger International Equities Fund	Prospectus: 5/1/2017 SAI: 1/2/2018
P. Zachary Egan expects to step down from his role as portfolio manager of the Fund effective July 1, 2018. Accordingly, effective July 1, 2018, all references to Mr. Egan in the prospectus and SAI for the above mentioned Fund are hereby removed.
Shareholders should retain this Supplement for future reference.
S-6546-105 A (3/18)